TRADE AND OTHER NON TRADE PAYABLES	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]

18) TRADE AND OTHER NON-TRADE PAYABLES

Details of trade and other payables at December 31, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	2017	2018
Other payables	7,750	13,744
Suppliers	344	647
Total non-current non-trade payables	8,094	14,391
Suppliers	92,216	74,616
Advances	1,862	2,296
Total current trade payables	94,078	76,912
Suppliers of fixed assets	15,598	26,003
Personnel	80,631	67,644
Other payables	17,787	13,526
Advances from customers	438	789
Total current other non-trade payables	114,454	107,962
Total current	208,532	184,874
Total	216,626	199,265

The carrying amount of trade and other non-trade payables is similar to the fair value.